CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Related party receivables	$ 49,427	$ 32,332
Related party assets	18,783	1,367
Due from related parties	38,332	19,208
Current liabilities:
Related party liabilities	$ 636	$ 2,510